UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.   20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [    ] ; Amendment Number : ______________
	This Amendment  (Check only one.) :  	[   ]  is a restatement.
				                                 		[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report :

Name:			CRA Real Estate Securities, LP
Address:		259 N. Radnor-Chester Road Suite 205
			Radnor, PA  19087

Form 13F 	File Number: 		28-6044

The institutional investment manager filing this report and the person by whom it is signing hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		T. Ritson Ferguson
Title:		President
Phone:		610-995-8902

Signature, Place, and Date of Signing:

    T. Ritson Ferguson		Radnor, PA  			5/15/00






Report Type (Check only one.):

[ X ] 	13F HOLDINGS REPORT.

[  	]  13F NOTICE.

[   ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 		1

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total: 	$ 1,418,021
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.		Form 13F File Number			Name


1		28-2437				Strategic Investment Management


























                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    55628  2587363 SH       SOLE                  2110581            476782
                                                              1651    76790 SH       DEFINED 01              76790
Apartment Investment and Manag COM              03748R101    63334  1658489 SH       SOLE                  1380889            277600
                                                              1970    51600 SH       DEFINED 01              51600
Archstone Communities Trust    COM              039581103     7289   365600 SH       SOLE                   324000             41600
                                                               640    32100 SH       DEFINED 01              32100
Arden Realty Inc               COM              039793104    34833  1668640 SH       SOLE                  1487940            180700
                                                              1338    64100 SH       DEFINED 01              64100
AvalonBay Communities Inc      COM              053484101    72554  1980993 SH       SOLE                  1654326            326667
                                                              2068    56463 SH       DEFINED 01              56463
BRE Properties Inc             COM              05564E106    40142  1555140 SH       SOLE                  1287740            267400
                                                              1208    46800 SH       DEFINED 01              46800
Boston Properties Inc.         COM              101121101     2026    63700 SH       SOLE                    63700
Bradley Real Estate Inc        COM              104580105    34152  2001584 SH       SOLE                  1790784            210800
                                                              1435    84100 SH       DEFINED 01              84100
CBL and Associates Properties  COM              124830100     1034    50600 SH       SOLE                    50600
Camden Property Trust          COM              133131102    51791  1913751 SH       SOLE                  1602651            311100
                                                              1670    61700 SH       DEFINED 01              61700
CarrAmerica Realty Corp        COM              144418100    47951  2256500 SH       SOLE                  1870000            386500
                                                              1385    65200 SH       DEFINED 01              65200
Cornerstone Properties Inc.    COM              21922H103    13069   749440 SH       SOLE                   563240            186200
                                                               279    16000 SH       DEFINED 01              16000
Developers Diversified Realty  COM              251591103    38549  2778320 SH       SOLE                  2338120            440200
                                                              1150    82900 SH       DEFINED 01              82900
Duke-Weeks Realty Corp         COM              264411505    68448  3578986 SH       SOLE                  2991786            587200
                                                              1991   104100 SH       DEFINED 01             104100
Equity Office Properties Trust COM              294741103    54637  2174595 SH       SOLE                  1833081            341514
                                                              1640    65258 SH       DEFINED 01              65258
Equity Residential Properties  COM              29476L107    82692  2057664 SH       SOLE                  1693564            364100
                                                              1981    49300 SH       DEFINED 01              49300
Essex Property Trust Inc       COM              297178105     2920    81100 SH       SOLE                    38700             42400
Gables Residential Trust       COM              362418105    13923   618800 SH       SOLE                   546100             72700
                                                               317    14100 SH       DEFINED 01              14100
General Growth Properties Inc  COM              370021107    10487   344545 SH       SOLE                   292945             51600
Highwoods Properties Inc       COM              431284108    59771  2796278 SH       SOLE                  2396478            399800
                                                              1896    88700 SH       DEFINED 01              88700
Host Marriott Corp             COM              44107P104     2960   333500 SH       SOLE                                     333500
JDN Realty Corp                COM              465917102      890    85800 SH       SOLE                    69450             16350
Keystone Property Trust        COM              493596100     8842   673696 SH       SOLE                   599045             74651
                                                               269    20500 SH       DEFINED 01              20500
Kilroy Realty Corp             COM              49427F108    41512  1970872 SH       SOLE                  1657572            313300
                                                              1306    62000 SH       DEFINED 01              62000
Kimco Realty Corp.             COM              49446R109    56876  1516700 SH       SOLE                  1251600            265100
                                                              1204    32100 SH       DEFINED 01              32100
Liberty Property Trust         COM              531172104    68718  2870730 SH       SOLE                  2401830            468900
                                                              2138    89300 SH       DEFINED 01              89300
Macerich Co                    COM              554382101     1013    49100 SH       SOLE                    49100
Mack-Cali Realty Corp          COM              554489104    13926   546100 SH       SOLE                   475800             70300
                                                               625    24500 SH       DEFINED 01              24500
Nationwide Hlth.Prp.           COM              638620104      430    41200 SH       SOLE                    41200
PS Business Parks Inc.         COM              69360J107     2712   133100 SH       SOLE                   113400             19700
Pan Pacific Retail Properties  COM              69806L104      957    51900 SH       SOLE                    51900
Post Properties Inc            COM              737464107    56320  1397092 SH       SOLE                  1151092            246000
                                                              1471    36500 SH       DEFINED 01              36500
Prentiss Properties Trust      COM              740706106    73532  3295554 SH       SOLE                  2758954            536600
                                                              2039    91400 SH       DEFINED 01              91400
Prologis Trust                 COM              743410102    29098  1511620 SH       SOLE                  1335920            175700
                                                              1018    52900 SH       DEFINED 01              52900
Regency Realty Corp            COM              758939102    40205  2035710 SH       SOLE                  1645110            390600
                                                               873    44200 SH       DEFINED 01              44200
Rouse Co.                      COM              779273101    20434   967250 SH       SOLE                   856950            110300
                                                               209     9900 SH       DEFINED 01               9900
SL Green Realty Corp.          COM              78440X101     5006   210800 SH       SOLE                   116800             94000
Simon Property Group Inc       COM              828806109    49751  2134096 SH       SOLE                  1777392            356704
                                                              1587    68092 SH       DEFINED 01              68092
Smith (C.E.) Res.Rlty.         COM              832197107      867    24000 SH       SOLE                    24000
Spieker Properties Inc         COM              848497103    62820  1411691 SH       SOLE                  1171491            240200
                                                              1816    40800 SH       DEFINED 01              40800
Starwood Hotels and Resorts Wo COM              85590A203    36254  1407894 SH       SOLE                  1267600            140294
                                                              1163    45159 SH       DEFINED 01              45159
Urban Shopping Centers Inc     COM              917060105    28122   967630 SH       SOLE                   812430            155200
                                                               875    30100 SH       DEFINED 01              30100
Weingarten Realty Investors    COM              948741103     6876   187100 SH       SOLE                   131000             56100
Simon Property Group Inc Prefe PFD CV           828806406    15460   223242 SH       SOLE                   223242